Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2012
Combined Data for Domestic and Foreign Defined Benefit Pension and Post Retirement Healthcare Plans

The following tables report the combined data for our domestic and foreign defined benefit pension and post-retirement healthcare plans.

	Pension Benefits				Healthcare Benefits
	Domestic		Foreign		Domestic		Foreign
(dollar amounts in millions)	2012	2011	2012	2011	2012	2011	2012	2011
Weighted-average assumptions used to determine benefit obligations
Discount rate	4.25%	4.75%	4.49%	4.97%	4.25%	4.75%	4.50%	5.00%
Rate of compensation increase	3.00	3.00	3.49	3.57	3.00	3.00	-	-
Change in benefit obligation (a)
Benefit obligation at beginning of period	$(3,639)	$(3,139)	$(684)	$(626)	$(288)	$(232)	$(4)	$(3)
Service cost	(59)	(64)	(32)	(33)	(2)	(2)	-	-
Interest cost	(169)	(174)	(35)	(36)	(12)	(13)	-	-
Employee contributions	-	-	(1)	(1)	-	-	-	-
Amendments	-	-	-	-	98	-	-	-
Actuarial gain (loss)	(378)	(397)	(105)	(5)	(43)	(67)	1	(1)
(Acquisitions) divestitures	-	-	(12)	-	-	-	(3)	-
Curtailments	-	(5)	-	-	-	-	-	-
Benefits paid	152	140	16	12	21	26	-	-
Foreign exchange adjustment	N/A	N/A	(27)	5	N/A	N/A	-	-
Benefit obligation at end of period	(4,093)	(3,639)	(880)	(684)	(226)	(288)	(6)	(4)
Change in fair value of plan assets
Fair value at beginning of period	3,529	3,628	681	611	73	71	-	-
Actual return on plan assets	487	26	60	30	5	2	-	-
Employer contributions	414	15	26	56	21	26	-	-
Employee contributions	-	-	1	1	-	-	-	-
Acquisitions (divestitures)	-	-	-	-	-	-	-	-
Benefit payments	(152)	(140)	(16)	(12)	(21)	(26)	-	-
Foreign exchange adjustment	N/A	N/A	30	(5)	N/A	N/A	-	-
Fair value at end of period	4,278	3,529	782	681	78	73	-	-
Funded status at end of period	$185	$(110)	$(98)	$(3)	$(148)	$(215)	$(6)	$(4)
Amounts recognized in accumulated other comprehensive (income) loss consist of:
Net loss (gain)	$2,122	$2,126	$266	$188	$159	$124	$(1)	$(2)
Prior service cost (credit)	(62)	(78)	3	3	(99)	(3)	-	-
Net initial obligation (asset)	-	-	-	-	-	3	-	-
Total (before tax effects)	$2,060	$2,048	$269	$191	$60	$124	$(1)	$(2)
(a)	The benefit obligation for pension benefits is the projected benefit obligation and for healthcare benefits, it is the accumulated benefit obligation.

Net Periodic Benefit Cost (Credit)

Net periodic benefit cost (credit)

	Pension Benefits						Healthcare Benefits
	Domestic			Foreign			Domestic			Foreign
(dollar amounts in millions)	2012	2011	2010	2012	2011	2010	2012	2011	2010	2012	2011	2010
Weighted-average assumptions as of Jan. 1:
Market-related value of plan assets	$3,763	$3,836	$3,861	$698	$624	$529	$78	$78	$76	N/A	N/A	N/A
Discount rate	4.75%	5.71%	6.21%	4.97%	5.29%	5.74%	4.75%	5.71%	6.21%	5.00%	5.40%	5.85%
Expected rate of return on plan assets	7.38	7.50	8.00	6.30	6.38	6.69	7.38	7.50	8.00	N/A	N/A	N/A
Rate of compensation increase	3.00	3.50	3.50	3.57	4.47	4.64	3.00	3.50	3.50	N/A	N/A	N/A
Components of net periodic benefit cost (credit):
Service cost	$59	$64	$90	$32	$33	$28	$2	$2	$2	$-	$-	$-
Interest cost	169	174	171	35	36	30	12	13	14	-	-	-
Expected return on assets	(272)	(282)	(303)	(45)	(43)	(37)	(6)	(6)	(6)	-	-	-
Amortization of:
Net initial obligation (asset)	-	-	-	-	-	-	3	5	4	-	-	-
Prior service cost (credit)	(16)	(16)	(14)	-	-	-	(2)	(1)	-	-	-	-
Net actuarial (gain) loss	167	109	71	12	14	11	9	3	5	-	(1)	(1)
Settlement (gain) loss	-	-	-	-	-	-	-	-	-	-	-	-
Curtailment (gain) loss	-	5	-	-	-	-	-	-	-	-	-	-
Other	-	-	-	-	(1)	-	-	-	-	-	-	-
Net periodic benefit cost (credit)	$107	$54	$15	$34	$39	$32	$18	$16	$19	$-	$(1)	$(1)

Changes in Other Comprehensive Income Loss

Changes in other comprehensive (income) loss in 2012	Pension Benefits		Healthcare Benefits
(in millions)	Domestic	Foreign	Domestic	Foreign
Net loss (gain) arising during period	$163	$90	$44	$1
Recognition of prior years’ net gain (loss)	(167)	(12)	(9)	-
Prior service cost (credit) arising during period	-	-	(98)	-
Recognition of prior years’ service (cost) credit	16	-	2	-
Recognition of net initial (obligation) asset	-	-	(3)	-
Foreign exchange adjustment	N/A	-	N/A	-
Total recognized in other comprehensive (income) loss (before tax effects)	$12	$78	$(64)	$1

Amounts Expected to be Recognized in Net Periodic Benefit Cost Income

Amounts expected to be recognized in net periodic benefit cost (income) in 2013 (before tax effects)	Pension Benefits		Healthcare Benefits
(in millions)	Domestic	Foreign	Domestic	Foreign
(Gain) loss recognition	$205	$27	$12	$-
Prior service cost recognition	(16)	-	(10)	-
Net initial obligation (asset) recognition	-	-	-	-

Defined Benefit Plan Funded Status of Plan

	Domestic		Foreign
(in millions)	2012	2011	2012	2011
Pension benefits:
Prepaid benefit cost	$409	$103	$10	$41
Accrued benefit cost	(224)	(213)	(108)	(44)
Total pension benefits	$185	$(110)	$(98)	$(3)
Healthcare benefits:
Accrued benefit cost	$(148)	$(215)	$(6)	$(4)
Total healthcare benefits	$(148)	$(215)	$(6)	$(4)

Plans with Obligations in Excess of Plan Assets
Plans with obligations in excess of plan assets	Domestic		Foreign
(in millions)	2012	2011	2012	2011
Projected benefit obligation	$245	$234	$342	$35
Accumulated benefit obligation	241	233	320	29
Fair value of plan assets	21	20	255	3

Benefit Payments for BNY Mellons Pension and Healthcare Plans Expected to be Paid

The following benefit payments for BNY Mellon’s pension and healthcare plans, which reflect expected future service as appropriate, are expected to be paid:

Expected benefit payments
(in millions)	Domestic	Foreign
Pension benefits:
Year 2013	$200	$13
2014	209	11
2015	222	13
2016	241	16
2017	252	16
2018-2022	1,338	104
Total pension benefits	$2,462	$173
Healthcare benefits:
Year 2013	$17	$-
2014	17	-
2015	17	-
2016	17	-
2017	16	-
2018-2022	79	1
Total healthcare benefits	$163	$1

Pension Investment Asset Allocation

Our pension assets were invested as follows at Dec. 31, 2012 and 2011:

Asset allocations	Domestic		Foreign
	2012	2011	2012	2011
Equities	52%	52%	65%	64%
Fixed income	30	38	29	29
Private equities	2	3	-	-
Alternative investment	6	6	5	3
Real estate	-	-	1	3
Cash	10 (a)	1	-	1
Total pension benefits	100%	100%	100%	100%
(a)	Reflects the $400 million discretionary contribution to The Bank of New York Mellon Corporation Pension Plan on Dec. 31, 2012. Excluding this contribution, the percentage of domestic plan assets held in cash was less than 1% at Dec. 31, 2012.

Pension Plan Investment Assets Measured at Fair Value on Recurring Basis

The following tables present the fair value of each major category of plan assets as of Dec. 31, 2012 and Dec. 31, 2011, by captions and by ASC 820 valuation hierarchy. There were no transfers between Level 1 and Level 2.

Plan assets measured at fair value on a recurring basis- domestic plans at Dec. 31, 2012
(in millions)	Level 1	Level 2	Level 3	Total fair value
Common and preferred stock:
U.S. equity	$947	$-	$-	$947
Non-U.S. equity	118	-	-	118
Collective trust funds:
Commingled	-	734	-	734
U.S. equity	-	841	-	841
Venture capital and partnership interests	-	-	105	105
Fixed income:
U.S. Treasury securities	162	-	-	162
U.S. Government agencies	-	143	-	143
Sovereign government obligations	-	112	-	112
U.S. corporate bonds	-	892	-	892
Other	-	26	-	26
Exchange traded funds	68	-	-	68
Funds of funds	-	-	130	130
Total domestic plan assets, at fair value	$1,295	$2,748	$235	$4,278

Plan assets measured at fair value on a recurring basis- foreign plans at Dec. 31, 2012
(in millions)	Level 1	Level 2	Level 3	Total fair value
Equity funds	$379	$116	$-	$495
Sovereign/government obligation funds	38	123	-	161
Corporate debt funds	-	62	17	79
Cash and currency	6	-	-	6
Venture capital and partnership interests	-	-	41	41
Total foreign plan assets, at fair value	$423	$301	$58	$782

Plan assets measured at fair value on a recurring basis- domestic plans at Dec. 31, 2011
(in millions)	Level 1	Level 2	Level 3	Total fair value
Common and preferred stock:
U.S. equity	$802	$-	$-	$802
Non-U.S. equity	91	-	-	91
Collective trust funds:
Commingled	-	289	-	289
U.S. equity	-	781	-	781
Venture capital and partnership interests	-	-	121	121
Fixed income:
U.S. Treasury securities	235	-	-	235
U.S. Government agencies	-	100	-	100
Sovereign government obligations	-	97	-	97
U.S. corporate bonds	-	805	-	805
Other	-	23	-	23
Exchange traded funds	57	-	-	57
Funds of funds	-	-	128	128
Total domestic plan assets, at fair value	$1,185	$2,095	$249	$3,529

Plan assets measured at fair value on a recurring basis- foreign plans at Dec. 31, 2011
(in millions)	Level 1	Level 2	Level 3	Total fair value
Equity funds	$312	$121	$-	$433
Sovereign/government obligation funds	22	102	-	124
Corporate debt funds	-	63	14	77
Cash and currency	7	-	-	7
Venture capital and partnership interests	-	-	40	40
Total foreign plan assets, at fair value	$341	$286	$54	$681

Rollforward of Plan Investment Assets Including Change in Fair Value Classified in Level 3 of Valuation Hierarchy

The table below includes a rollforward of the plan assets for the years ended Dec. 31, 2012 and 2011 (including the change in fair value), for financial instruments classified in Level 3 of the valuation hierarchy.

Fair value measurements using significant unobservable inputs-domestic plans-for the year ended Dec. 31, 2012
(in millions)	Funds of funds	Venture capital and partnership interests	Total plan assets at fair value
Fair value at Dec. 31, 2011	$128	$121	$249
Total gains or (losses) included in earnings (or changes in net assets)	6	16	22
Purchases, issuances, sales and settlements:
Purchases	-	9	9
Sales	(4)	(41)	(45)
Fair value at Dec. 31, 2012	$130	$105	$235
Change in unrealized gains or (losses) for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period	$5	$(4)	$1

Fair value measurements using significant unobservable inputs-foreign plans-for the year ended Dec. 31, 2012
(in millions)	Corporate debt funds	Venture capital and partnership interests	Total plan assets at fair value
Fair value at Dec. 31, 2011	$14	$40	$54
Total gains or (losses) included in earnings (or changes in net assets)	3	1	4
Purchases, issuances, sales and settlements:
Purchases	-	1	1
Sales	-	(1)	(1)
Fair value at Dec. 31, 2012	$17	$41	$58
Change in unrealized gains or (losses) for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period	$3	$1	$4

Fair value measurements using significant unobservable inputs-domestic plans-for the year ended Dec. 31, 2011
(in millions)	Funds of funds	Venture capital and partnership interests	Total plan assets at fair value
Fair value at Dec. 31, 2010	$134	$115	$249
Total gains or (losses) included in earnings (or changes in net assets)	(2)	20	18
Purchases, issuances, sales and settlements:
Purchases	-	7	7
Sales	(4)	(21)	(25)
Fair value at Dec. 31, 2011	$128	$121	$249
Change in unrealized gains or (losses) for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period	$2	$8	$10

Fair value measurements using significant unobservable inputs-foreign plans-for the year ended Dec. 31, 2011
(in millions)	Corporate debt funds	Venture capital and partnership interests	Total plan assets at fair value
Fair value at Dec. 31, 2010	$14	$41	$55
Total gains or (losses) included in earnings (or changes in net assets)	-	1	1
Purchases, issuances, sales and settlements:
Purchases	-	4	4
Sales	-	(6)	(6)
Fair value at Dec. 31, 2011	$14	$40	$54
Change in unrealized gains or (losses) for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period	$-	$1	$1

Pension Plan Assets Valued Using Net Asset Value

Venture capital and partnership interests and funds of funds valued using NAV—Dec. 31, 2012
(dollar amounts in millions)	Fair value	Unfunded commitments	Redemption frequency	Redemption notice period
Venture capital and partnership interests (a)	$146	$18	N/A	N/A
Funds of funds (b)	130	-	Monthly	30-45 days
Total	$276	$18

Venture capital and partnership interests and funds of funds valued using NAV—Dec. 31, 2011
(dollar amounts in millions)	Fair value	Unfunded commitments	Redemption frequency	Redemption notice period
Venture capital and partnership interests (a)	$161	$36	N/A	N/A
Funds of funds (b)	128	-	Monthly	30-45 days
Total	$289	$36
(a)	Venture capital and partnership interests do not have redemption rights. Distributions from such funds will be received as the underlying investments are liquidated.
(b)	Funds of funds include multi-strategy hedge funds that utilize investment strategies that invest over both long-term investment and short-term investment horizons.